Remuneration, etc. - Deferred variable remuneration systems (Details)	12 Months Ended		60 Months Ended
	Dec. 31, 2018 item company period	Dec. 31, 2017 item period	Dec. 31, 2015
Related party transactions key personnel
Award, number of shares	267,204
Maximum
Related party transactions key personnel
Award, number of shares	406,889
Current senior managers
Related party transactions key personnel
Award, number of shares	1,936,037	1,430,143
Deferred variable compensation plan linked to multiannual objectives
Related party transactions key personnel
Deferred percentage	60.00%	60.00%
Variable Remuneration or bonus deferral period		5 years
Number of trading sessions | period		15
Number of credit institutions included in reference group | company	17
Percentage paid in cash	50.00%	50.00%
Percentage paid in shares	50.00%	50.00%
Deferred variable compensation plan linked to multiannual objectives | Directors
Related party transactions key personnel
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Deferred variable compensation plan linked to multiannual objectives | Other directors
Related party transactions key personnel
Variable Remuneration or bonus deferral period	3 years
Deferred conditional variable remuneration plan
Related party transactions key personnel
Deferred percentage			60.00%
Variable Remuneration or bonus deferral period			5 years
Deferred conditional variable remuneration plan | Directors
Related party transactions key personnel
Number of trading sessions | period	15
Bonus plans approved up to 2014
Related party transactions key personnel
Variable Remuneration or bonus deferral period			3 years
ILP | Directors
Related party transactions key personnel
Percentage of maximum established benchmark	91.50%
ILP | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Directors
Related party transactions key personnel
Award, number of shares	122,849
Ratio awarded, as a percent	65.67%
ILP | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Directors | Maximum
Related party transactions key personnel
Award, number of shares	187,070
ILP | Mr. Jose Antonio Alvarez Alvarez | Directors
Related party transactions key personnel
Award, number of shares	82,927
Ratio awarded, as a percent	65.67%
ILP | Mr. Jose Antonio Alvarez Alvarez | Directors | Maximum
Related party transactions key personnel
Award, number of shares	126,279
ILP | Mr. Rodrigo Echenique Gordillo | Directors
Related party transactions key personnel
Award, number of shares	61,428
Ratio awarded, as a percent	65.67%
ILP | Mr. Rodrigo Echenique Gordillo | Directors | Maximum
Related party transactions key personnel
Award, number of shares	93,540
Banco Santander S.A. (Mexico) | Current senior managers
Related party transactions key personnel
Award, number of shares		225,564